Debt	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Debt
18.	Debt

	2018
	Due through	Effective rates ranged	Carrying Amount
Long-term fixed rate debt	2028	1.58% to 4.90%	779,592
Long-term variable rate debt	2028	2.67% to 3.91%	367,656
Loans payables	2019	3.41% to 3.71%	140,000

			1,287,248
Current maturities			(311,965)

Long-term debt			$975,283

	2017
	Due through	Effective rates ranged	Carrying Amount
Long-term fixed rate debt	2025	1.81% to 5.58%	$626,150
Long-term variable rate debt	2027	1.54% to 3.04%	420,634
Loans payables	2018	2.33% to 2.58%	127,797

			1,174,581
Current maturities			(298,462)

Long-term debt			$876,119

Maturities of long-term debt for the next five years are as follows:

Year ending December 31,
2019	311,965
2020	128,842
2021	111,469
2022	104,893
2023	83,499
Thereafter	546,580

$1,287,248

As of December 31, 2018, long-term fixed rate debt included $601.3 million (2017: $394.2 million) and long-term variable debt included $175.5 million corresponding to finance leases using a JOLCO structure (2017: $128.4 million) (see note 14).

As of December 31, 2018 the Company had $297.8 million (2017: $372.0 million) of outstanding indebtedness that is owed to financial institutions under financing arrangements guaranteed by the Export-Import Bank of the United States. The Export-Import Bank guarantees support 80% of the net purchase price of the aircraft and are secured with a first priority mortgage on the aircraft in favor of a security trustee on behalf of Export-Import Bank.

The Company’s Export-Import Bank supported financings are amortized on a quarterly basis, are denominated in U.S. dollars, and originally bear interest at a floating rate linked to LIBOR. The Export-Import Bank guaranteed facilities typically offer an option to fix the applicable interest rate. The Company has exercised this option with respect to $178.3 million as of December 31, 2018 (2017: $231.9 million).

In the past, the Company has extended the maturity of some of its aircraft financing to 15 years through the use of a “Stretched Overall Amortization and Repayment” (SOAR), structure which provides serial draw-downs, calculated to result in a 100% loan accreting to a recourse balloon at the maturity of the Export-Import Bank guaranteed loan. The Company currently has 4 aircraft finance under SOAR structure which had an outstanding balance of $15.0 million as of December 31, 2018 (2017: $28.3 million).

As of December 31, 2018, the loan payable in the amount of $140.0 million (2017: $127.8 million) resulted from the use of the lines of credits (see note 27 for information regarding financial covenants related to the Company’s financial agreement).

The detail of finance cost and income is as follows:

	2018	2017	2016
Finance income -
Interest income on short-term bank deposits	$1,670	$1,499	$675
Interest income on investment	21,958	16,440	12,325

	$23,628	$17,939	$13,000

Finance cost -
Interests expense on bank loans	$(34,687)	$(32,599)	$(32,647)
Interest on factoring	(1,163)	(2,624)	(4,377)

	$(35,850)	$(35,223)	$(37,024)

Changes in liabilities arising from financing activities:

	2017	Cash flows	New debt	Non-cash transactions	2018
Debt
Obligations under finance leases	$522,690	$(34,899)	$—	$289,000	$776,791
Debt	651,891	(366,434)	225,000	—	510,457

Total liabilities from financing activities	$1,174,581	$(401,333)	$225,000	$289,000	$1,287,248

During 2018, the Company’s non-cash investing and financing transactions are comprised of $289.0 million related to the acquisition of new aircraft that are financed using the JOLCO structure (see note 14).